Share capital (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Share Capital Details 2Abstract
Stock-based compensation pertaining to general and administrative	$ 456,982	$ 675,147	$ 960,384	$ 1,458,974
Stock-based compensation pertaining to research and development	456,982	675,148	960,385	1,423,374
Total	$ 913,964	$ 1,350,295	$ 1,920,769	$ 2,882,348